Shareholder Report	12 Months Ended	94 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Real Estate Investment Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity® Real Estate Investment Portfolio
Trading Symbol	FRESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment Portfolio	$ 67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Real Estate Investment Portfolio $10,000 $9,506 $9,804 $11,009 $10,332 $13,583 $13,281 $12,035 $13,273 $13,694 $15,905 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $9,434 $9,798 $10,865 $9,094 $12,303 $11,781 $10,644 $11,786 $12,095 $13,954 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate Investment Portfolio 16.14% 3.21% 4.75% MSCI US IMI Real Estate 25/50 Linked Index 15.37% 2.55% 3.39% S&P 500® Index 19.56% 12.86% 15.08% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,413,881,983	$ 3,413,881,983
Holdings Count | shares	46	46
Advisory Fees Paid, Amount	$ 19,062,168
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 32.6 Retail REITs 20.7 Industrial REITs 14.2 Residential REITs 12.6 Health Care REITs 12.3 Real Estate Management & Development 7.0 Diversified Telecommunication Services 0.2 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 9.3 American Tower Corp 8.8 Welltower Inc 7.6 Simon Property Group Inc 5.2 Digital Realty Trust Inc 3.9 CBRE Group Inc Class A 3.7 Kimco Realty Corp 3.7 UDR Inc 3.6 Public Storage 3.4 59.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Real Estate Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity® International Real Estate Fund
Trading Symbol	FIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Real Estate Fund	$ 91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® International Real Estate Fund $10,000 $10,974 $11,944 $12,719 $12,971 $16,711 $14,121 $12,541 $12,617 $13,194 $14,074 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,334 $11,145 $11,587 $10,168 $13,117 $10,733 $9,703 $10,134 $11,245 $12,195 MSCI EAFE Index $10,000 $11,801 $12,584 $12,284 $12,102 $15,799 $13,567 $15,880 $17,700 $20,016 $24,950 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Real Estate Fund 6.67% -3.38% 3.48% FTSE® EPRA℠/NAREIT® Developed ex North America Index 8.45% -1.45% 2.00% MSCI EAFE Index 24.65% 9.57% 9.57% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 322,980,292	$ 322,980,292
Holdings Count | shares	79	79
Advisory Fees Paid, Amount	$ 2,643,626
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 37.3 Industrial REITs 13.2 Retail REITs 13.2 Health Care REITs 8.5 Residential REITs 6.9 Specialized REITs 4.5 Household Durables 4.2 Diversified REITs 2.2 Health Care Providers & Services 1.7 Others 3.1 Common Stocks 94.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 Japan 20.2 Australia 12.3 Singapore 9.4 United Kingdom 8.8 France 8.1 Germany 6.4 Hong Kong 6.2 United States 5.2 Belgium 5.1 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 Australia - 12.3 Singapore - 9.4 United Kingdom - 8.8 France - 8.1 Germany - 6.4 Hong Kong - 6.2 United States - 5.2 Belgium - 5.1 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unibail-Rodamco-Westfield unit 5.2 LEG Immobilien SE 5.1 Wing Tai Holdings Ltd 5.1 Tokyo Tatemono Co Ltd 5.1 Goodman Group unit 4.7 Parkway Life Real Estate Investment Trust 3.3 Charter Hall Retail REIT 2.8 Link REIT 2.7 Health Care & Medical Investment Corp 2.6 Warehouses De Pauw CVA 2.3 38.9
Fidelity Advisor International Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class Z
Trading Symbol	FIKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,977 $11,210 $14,459 $12,239 $10,892 $10,977 $11,489 $12,250 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,809 $9,486 $12,237 $10,013 $9,052 $9,454 $10,490 $11,377 MSCI EAFE Index $10,000 $9,930 $9,782 $12,770 $10,966 $12,836 $14,307 $16,179 $20,168 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 6.63% -3.26% 2.62% FTSE® EPRA℠/NAREIT® Developed ex North America Index 8.45% -1.45% 1.66% MSCI EAFE Index 24.65% 9.57% 9.37% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 322,980,292	$ 322,980,292
Holdings Count | shares	79	79
Advisory Fees Paid, Amount	$ 2,643,626
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 37.3 Industrial REITs 13.2 Retail REITs 13.2 Health Care REITs 8.5 Residential REITs 6.9 Specialized REITs 4.5 Household Durables 4.2 Diversified REITs 2.2 Health Care Providers & Services 1.7 Others 3.1 Common Stocks 94.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 Japan 20.2 Australia 12.3 Singapore 9.4 United Kingdom 8.8 France 8.1 Germany 6.4 Hong Kong 6.2 United States 5.2 Belgium 5.1 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 Australia - 12.3 Singapore - 9.4 United Kingdom - 8.8 France - 8.1 Germany - 6.4 Hong Kong - 6.2 United States - 5.2 Belgium - 5.1 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unibail-Rodamco-Westfield unit 5.2 LEG Immobilien SE 5.1 Wing Tai Holdings Ltd 5.1 Tokyo Tatemono Co Ltd 5.1 Goodman Group unit 4.7 Parkway Life Real Estate Investment Trust 3.3 Charter Hall Retail REIT 2.8 Link REIT 2.7 Health Care & Medical Investment Corp 2.6 Warehouses De Pauw CVA 2.3 38.9
Fidelity Advisor International Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class M
Trading Symbol	FIRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 147	1.43%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,525 $11,388 $12,055 $12,225 $15,658 $13,151 $11,626 $11,643 $12,105 $12,835 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,334 $11,145 $11,587 $10,168 $13,117 $10,733 $9,703 $10,134 $11,245 $12,195 MSCI EAFE Index $10,000 $11,801 $12,584 $12,284 $12,102 $15,799 $13,567 $15,880 $17,700 $20,016 $24,950 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 2.32% -4.58% 2.53% Class M (without 3.50% sales charge) 6.03% -3.90% 2.89% FTSE® EPRA℠/NAREIT® Developed ex North America Index 8.45% -1.45% 2.00% MSCI EAFE Index 24.65% 9.57% 9.57% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 322,980,292	$ 322,980,292
Holdings Count | shares	79	79
Advisory Fees Paid, Amount	$ 2,643,626
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 37.3 Industrial REITs 13.2 Retail REITs 13.2 Health Care REITs 8.5 Residential REITs 6.9 Specialized REITs 4.5 Household Durables 4.2 Diversified REITs 2.2 Health Care Providers & Services 1.7 Others 3.1 Common Stocks 94.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 Japan 20.2 Australia 12.3 Singapore 9.4 United Kingdom 8.8 France 8.1 Germany 6.4 Hong Kong 6.2 United States 5.2 Belgium 5.1 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 Australia - 12.3 Singapore - 9.4 United Kingdom - 8.8 France - 8.1 Germany - 6.4 Hong Kong - 6.2 United States - 5.2 Belgium - 5.1 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unibail-Rodamco-Westfield unit 5.2 LEG Immobilien SE 5.1 Wing Tai Holdings Ltd 5.1 Tokyo Tatemono Co Ltd 5.1 Goodman Group unit 4.7 Parkway Life Real Estate Investment Trust 3.3 Charter Hall Retail REIT 2.8 Link REIT 2.7 Health Care & Medical Investment Corp 2.6 Warehouses De Pauw CVA 2.3 38.9
Fidelity Advisor International Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class I
Trading Symbol	FIRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $10,989 $11,964 $12,755 $13,022 $16,776 $14,183 $12,602 $12,683 $13,263 $14,127 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,334 $11,145 $11,587 $10,168 $13,117 $10,733 $9,703 $10,134 $11,245 $12,195 MSCI EAFE Index $10,000 $11,801 $12,584 $12,284 $12,102 $15,799 $13,567 $15,880 $17,700 $20,016 $24,950 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 6.51% -3.38% 3.52% FTSE® EPRA℠/NAREIT® Developed ex North America Index 8.45% -1.45% 2.00% MSCI EAFE Index 24.65% 9.57% 9.57% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 322,980,292	$ 322,980,292
Holdings Count | shares	79	79
Advisory Fees Paid, Amount	$ 2,643,626
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 37.3 Industrial REITs 13.2 Retail REITs 13.2 Health Care REITs 8.5 Residential REITs 6.9 Specialized REITs 4.5 Household Durables 4.2 Diversified REITs 2.2 Health Care Providers & Services 1.7 Others 3.1 Common Stocks 94.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 Japan 20.2 Australia 12.3 Singapore 9.4 United Kingdom 8.8 France 8.1 Germany 6.4 Hong Kong 6.2 United States 5.2 Belgium 5.1 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 Australia - 12.3 Singapore - 9.4 United Kingdom - 8.8 France - 8.1 Germany - 6.4 Hong Kong - 6.2 United States - 5.2 Belgium - 5.1 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unibail-Rodamco-Westfield unit 5.2 LEG Immobilien SE 5.1 Wing Tai Holdings Ltd 5.1 Tokyo Tatemono Co Ltd 5.1 Goodman Group unit 4.7 Parkway Life Real Estate Investment Trust 3.3 Charter Hall Retail REIT 2.8 Link REIT 2.7 Health Care & Medical Investment Corp 2.6 Warehouses De Pauw CVA 2.3 38.9
Fidelity Advisor International Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class C
Trading Symbol	FIRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 198	1.93%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $10,869 $11,706 $12,357 $12,463 $15,882 $13,277 $11,681 $11,632 $12,119 $12,883 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,334 $11,145 $11,587 $10,168 $13,117 $10,733 $9,703 $10,134 $11,245 $12,195 MSCI EAFE Index $10,000 $11,801 $12,584 $12,284 $12,102 $15,799 $13,567 $15,880 $17,700 $20,016 $24,950 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 4.45% -4.38% 2.57% Class C 5.45% -4.38% 2.57% FTSE® EPRA℠/NAREIT® Developed ex North America Index 8.45% -1.45% 2.00% MSCI EAFE Index 24.65% 9.57% 9.57% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 322,980,292	$ 322,980,292
Holdings Count | shares	79	79
Advisory Fees Paid, Amount	$ 2,643,626
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 37.3 Industrial REITs 13.2 Retail REITs 13.2 Health Care REITs 8.5 Residential REITs 6.9 Specialized REITs 4.5 Household Durables 4.2 Diversified REITs 2.2 Health Care Providers & Services 1.7 Others 3.1 Common Stocks 94.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 Japan 20.2 Australia 12.3 Singapore 9.4 United Kingdom 8.8 France 8.1 Germany 6.4 Hong Kong 6.2 United States 5.2 Belgium 5.1 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 Australia - 12.3 Singapore - 9.4 United Kingdom - 8.8 France - 8.1 Germany - 6.4 Hong Kong - 6.2 United States - 5.2 Belgium - 5.1 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unibail-Rodamco-Westfield unit 5.2 LEG Immobilien SE 5.1 Wing Tai Holdings Ltd 5.1 Tokyo Tatemono Co Ltd 5.1 Goodman Group unit 4.7 Parkway Life Real Estate Investment Trust 3.3 Charter Hall Retail REIT 2.8 Link REIT 2.7 Health Care & Medical Investment Corp 2.6 Warehouses De Pauw CVA 2.3 38.9
Fidelity Advisor International Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class A
Trading Symbol	FIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International real estate stocks advanced for the 12 months ending July 31, 2026, despite changing interest rate expectations and continued geopolitical concerns. The asset class was buoyed early in the period by the U.S. Federal Reserve's interest rate cuts and a broad-based rally in global equities, and later by ongoing strong demand for data centers, logistics and warehouse facilities.
•Against this backdrop, security selection in the U.K., along with stock picks and an underweight in Japan, detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, security selection was the primary detractor, especially in the real estate development category. An overweight in multi-family residential REITs also hampered the fund's result, as did picks and an underweight in the diversified real estate activities segment of the market.
•The largest individual relative detractor was an overweight in LEG Immobilien (-22%), which was among the fund's largest holdings. Avoiding Mitsubishi Estate, an index component that gained about 31%, also hurt this period. An overweight in Ingenia Communities (-8%) detracted as well. Although we decreased our investment in the stock, it was among our largest holdings this period.
•In contrast, from a regional standpoint, stock picks and an underweight in Asia Pacific ex Japan and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the primary contributor to performance versus the real estate index was an overweight in the real estate development group. Stock picking and an underweight among industrial REITs also boosted relative performance, as did an underweight in the office category.
•The top individual relative contributor was an underweight in Goodman (-7%), an investment we established this period and one of the fund's biggest holdings on July 31. Not owning Vonovia, an index component that returned -18%, helped as well. Another notable relative contributor was our stake in Link REIT (+14%), an investment we established this period. The stock was among the fund's largest holdings at the end of July.
•Notable changes in geographic positioning include increased exposure to France and Germany. By industry, meaningful shifts included increased exposure to the retail group and a lower allocation to self-storage REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,319 $11,194 $11,890 $12,093 $15,535 $13,087 $11,601 $11,643 $12,131 $12,896 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,334 $11,145 $11,587 $10,168 $13,117 $10,733 $9,703 $10,134 $11,245 $12,195 MSCI EAFE Index $10,000 $11,801 $12,584 $12,284 $12,102 $15,799 $13,567 $15,880 $17,700 $20,016 $24,950 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 0.19% -4.79% 2.58% Class A (without 5.75% sales charge) 6.30% -3.66% 3.19% FTSE® EPRA℠/NAREIT® Developed ex North America Index 8.45% -1.45% 2.00% MSCI EAFE Index 24.65% 9.57% 9.57% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 322,980,292	$ 322,980,292
Holdings Count | shares	79	79
Advisory Fees Paid, Amount	$ 2,643,626
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$322,980,292
Number of Holdings	79
Total Advisory Fee	$2,643,626
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 37.3 Industrial REITs 13.2 Retail REITs 13.2 Health Care REITs 8.5 Residential REITs 6.9 Specialized REITs 4.5 Household Durables 4.2 Diversified REITs 2.2 Health Care Providers & Services 1.7 Others 3.1 Common Stocks 94.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 Japan 20.2 Australia 12.3 Singapore 9.4 United Kingdom 8.8 France 8.1 Germany 6.4 Hong Kong 6.2 United States 5.2 Belgium 5.1 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.2 Australia - 12.3 Singapore - 9.4 United Kingdom - 8.8 France - 8.1 Germany - 6.4 Hong Kong - 6.2 United States - 5.2 Belgium - 5.1 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Unibail-Rodamco-Westfield unit 5.2 LEG Immobilien SE 5.1 Wing Tai Holdings Ltd 5.1 Tokyo Tatemono Co Ltd 5.1 Goodman Group unit 4.7 Parkway Life Real Estate Investment Trust 3.3 Charter Hall Retail REIT 2.8 Link REIT 2.7 Health Care & Medical Investment Corp 2.6 Warehouses De Pauw CVA 2.3 38.9
Fidelity Advisor Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity Advisor® Real Estate Fund Class A
Trading Symbol	FRVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AA	$ 53	0.92%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.92%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 15, 2026 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 MSCI US IMI Real Estate 25/50 Linked Index $10,000 S&P 500® Index $10,000 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,413,881,983	$ 3,413,881,983
Holdings Count | shares	46	46
Advisory Fees Paid, Amount	$ 19,062,168
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 32.6 Retail REITs 20.7 Industrial REITs 14.2 Residential REITs 12.6 Health Care REITs 12.3 Real Estate Management & Development 7.0 Diversified Telecommunication Services 0.2 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 9.3 American Tower Corp 8.8 Welltower Inc 7.6 Simon Property Group Inc 5.2 Digital Realty Trust Inc 3.9 CBRE Group Inc Class A 3.7 Kimco Realty Corp 3.7 UDR Inc 3.6 Public Storage 3.4 59.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity Advisor® Real Estate Fund Class M
Trading Symbol	FRVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class MA	$ 67	1.17%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.17%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 15, 2026 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 MSCI US IMI Real Estate 25/50 Linked Index $10,000 S&P 500® Index $10,000 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,413,881,983	$ 3,413,881,983
Holdings Count | shares	46	46
Advisory Fees Paid, Amount	$ 19,062,168
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 32.6 Retail REITs 20.7 Industrial REITs 14.2 Residential REITs 12.6 Health Care REITs 12.3 Real Estate Management & Development 7.0 Diversified Telecommunication Services 0.2 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 9.3 American Tower Corp 8.8 Welltower Inc 7.6 Simon Property Group Inc 5.2 Digital Realty Trust Inc 3.9 CBRE Group Inc Class A 3.7 Kimco Realty Corp 3.7 UDR Inc 3.6 Public Storage 3.4 59.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity Advisor® Real Estate Fund Class C
Trading Symbol	FRVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CA	$ 96	1.67%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.67%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 15, 2026 through July 31, 2026. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 MSCI US IMI Real Estate 25/50 Linked Index $10,000 S&P 500® Index $10,000 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,413,881,983	$ 3,413,881,983
Holdings Count | shares	46	46
Advisory Fees Paid, Amount	$ 19,062,168
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 32.6 Retail REITs 20.7 Industrial REITs 14.2 Residential REITs 12.6 Health Care REITs 12.3 Real Estate Management & Development 7.0 Diversified Telecommunication Services 0.2 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 9.3 American Tower Corp 8.8 Welltower Inc 7.6 Simon Property Group Inc 5.2 Digital Realty Trust Inc 3.9 CBRE Group Inc Class A 3.7 Kimco Realty Corp 3.7 UDR Inc 3.6 Public Storage 3.4 59.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity Advisor® Real Estate Fund Class I
Trading Symbol	FRVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$ 38	0.67%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.67%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 15, 2026 through July 31, 2026. Initial investment of $10,000. Class I $10,000 MSCI US IMI Real Estate 25/50 Linked Index $10,000 S&P 500® Index $10,000 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,413,881,983	$ 3,413,881,983
Holdings Count | shares	46	46
Advisory Fees Paid, Amount	$ 19,062,168
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 32.6 Retail REITs 20.7 Industrial REITs 14.2 Residential REITs 12.6 Health Care REITs 12.3 Real Estate Management & Development 7.0 Diversified Telecommunication Services 0.2 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 9.3 American Tower Corp 8.8 Welltower Inc 7.6 Simon Property Group Inc 5.2 Digital Realty Trust Inc 3.9 CBRE Group Inc Class A 3.7 Kimco Realty Corp 3.7 UDR Inc 3.6 Public Storage 3.4 59.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity Advisor® Real Estate Fund Class Z
Trading Symbol	FRVJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ZA	$ 31	0.54%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.54%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by real estate services firms. An overweight in industrial REITs also boosted relative performance, as did stock picking in health care.
•The top individual relative contributor this period was avoiding Crown Castle, an index component that returned -24%. An overweight in Equinix (+33%), one of the fund's largest holdings this period, helped as well. An underweight in CoStar (-70%) also contributed.
•In contrast, the biggest detractor from performance versus the real estate index was security selection among industrial REITs. Underweights in the hotel & resort and health care groups also hurt.
•The largest individual relative detractor was an overweight in American Tower (-14%). The stock was among the fund's largest holdings. A stake in Simon Property (+15%) hurt as well. This was a position we established this period and one of the fund's biggest holdings on July 31. An overweight in Americold Realty Trust (-6%) further detracted. This period we decreased our stake in Americold Realty Trust.
•Notable changes in positioning include decreased exposure to the other specialized REITs industry and a higher allocation to the retail category.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 15, 2026 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 MSCI US IMI Real Estate 25/50 Linked Index $10,000 S&P 500® Index $10,000 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,413,881,983	$ 3,413,881,983
Holdings Count | shares	46	46
Advisory Fees Paid, Amount	$ 19,062,168
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,413,881,983
Number of Holdings	46
Total Advisory Fee	$19,062,168
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 32.6 Retail REITs 20.7 Industrial REITs 14.2 Residential REITs 12.6 Health Care REITs 12.3 Real Estate Management & Development 7.0 Diversified Telecommunication Services 0.2 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 9.3 American Tower Corp 8.8 Welltower Inc 7.6 Simon Property Group Inc 5.2 Digital Realty Trust Inc 3.9 CBRE Group Inc Class A 3.7 Kimco Realty Corp 3.7 UDR Inc 3.6 Public Storage 3.4 59.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Real Estate Fund merged into Fidelity® Real Estate Investment Portfolio on January 23, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 15, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec